INCOME TAXES - Schedule of effective income tax rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Effective tax rate differs from statutory rate (in percent)	21.00%	21.00%	21.00%	21.00%
Monterey Capital Acquisition Corporation
INCOME TAXES
Effective tax rate differs from statutory rate (in percent)					21.00%	21.00%
Business combination costs					(1.80%)
Loss on Forward Purchase Agreement liability					(23.30%)	(16.50%)
Change in valuation allowance					(2.40%)	(11.30%)
Effective Tax Rate					(6.50%)	(6.80%)